SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Summary of Primary Liabilities Associated With Customer Contracts
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding gaming chips		Loyalty program liabilities		Advance customer deposits and ticket sales
	2021	2020	2021	2020	2021	2020
Balance at January 1	$205,780	$473,330	$29,175	$39,591	$277,867	$255,884
Balance at December 31	72,147	205,780	24,350	29,175	309,718	277,867

(Decrease) increase	$(133,633)	$(267,550)	$(4,825)	$(10,416)	$31,851	$21,983

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Loss)
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2021	2020	2019
Weighted average number of ordinary shares outstanding used in the calculation of basic net (loss) income attributable to Melco Resorts & Entertainment Limited per share	1,434,087,641	1,432,052,735	1,436,569,083

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	—	—	6,878,339

Weighted average number of ordinary shares outstanding used in the calculation of diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share	1,434,087,641	1,432,052,735	1,443,447,422

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share	46,532,956	40,618,693	8,053,109